Calvert
VP S&P Midcap 400 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(1)	16,749	$ 1,185,327
Curtiss-Wright Corp.	12,078	1,116,128
Mercury Systems, Inc.(1)	15,685	1,118,968
Teledyne Technologies, Inc.(1)	10,229	3,040,775
		$ 6,461,198
Air Freight & Logistics — 0.3%
XPO Logistics, Inc.(1)	26,055	$ 1,270,181
		$ 1,270,181
Airlines — 0.2%
JetBlue Airways Corp.(1)	80,972	$724,699
		$724,699
Auto Components — 1.2%
Adient PLC(1)	24,610	$223,213
Dana, Inc.	40,679	317,703
Delphi Technologies PLC(1)	24,622	198,207
Gentex Corp.	70,953	1,572,318
Goodyear Tire & Rubber Co. (The)	65,723	382,508
Lear Corp.	15,434	1,254,013
Visteon Corp.(1)	7,901	379,090
		$4,327,052
Automobiles — 0.2%
Thor Industries, Inc.	15,569	$656,700
		$656,700
Banks — 5.9%
Associated Banc-Corp.	44,692	$571,611
BancorpSouth Bank	27,012	511,067
Bank of Hawaii Corp.	11,296	623,991
Bank OZK	34,168	570,606
Cathay General Bancorp	21,433	491,887
CIT Group, Inc.	26,660	460,152
Commerce Bancshares, Inc.	29,089	1,464,631
Cullen/Frost Bankers, Inc.	16,116	899,112
East West Bancorp, Inc.	41,139	1,058,918
F.N.B. Corp.	91,826	676,758
First Financial Bankshares, Inc.	38,387	1,030,307
First Horizon National Corp.	87,279	703,469
Fulton Financial Corp.	46,033	528,919
Hancock Whitney Corp.	24,462	477,498
Home BancShares, Inc.	44,022	527,824
Security	Shares	Value
Banks (continued)
International Bancshares Corp.	16,337	$ 439,138
PacWest Bancorp	33,411	598,725
Pinnacle Financial Partners, Inc.	20,186	757,782
Prosperity Bancshares, Inc.	26,478	1,277,563
Signature Bank	15,143	1,217,346
Sterling Bancorp	56,669	592,191
Synovus Financial Corp.	41,419	727,318
TCF Financial Corp.	43,027	974,992
Texas Capital Bancshares, Inc.(1)	14,218	315,213
Trustmark Corp.	18,203	424,130
UMB Financial Corp.	12,205	566,068
Umpqua Holdings Corp.	62,240	678,416
United Bankshares, Inc.	28,794	664,565
Valley National Bancorp	110,682	809,085
Webster Financial Corp.	26,049	596,522
Wintrust Financial Corp.	16,023	526,516
		$21,762,320
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(1)(2)	2,597	$954,553
		$954,553
Biotechnology — 1.0%
Arrowhead Pharmaceuticals, Inc(1)	28,077	$807,775
Exelixis, Inc.(1)	85,617	1,474,325
Ligand Pharmaceuticals, Inc.(1)	4,663	339,094
United Therapeutics Corp.(1)	12,394	1,175,261
		$3,796,455
Building Products — 1.2%
Lennox International, Inc.	9,835	$1,787,905
Owens Corning	30,512	1,184,171
Resideo Technologies, Inc.(1)	34,704	167,967
Trex Co., Inc.(1)	16,514	1,323,432
		$4,463,475
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	13,820	$817,315
Eaton Vance Corp.(3)	31,952	1,030,452
Evercore, Inc., Class A	10,963	504,956
FactSet Research Systems, Inc.(2)	10,643	2,774,417
Federated Hermes, Inc., Class B	27,171	517,607
Interactive Brokers Group, Inc., Class A	21,693	936,487
Janus Henderson Group PLC	43,646	668,657
Legg Mason, Inc.	23,048	1,125,895
SEI Investments Co.	35,400	1,640,436

Calvert
VP S&P Midcap 400 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	19,177	$ 791,626
		$ 10,807,848
Chemicals — 2.4%
Ashland Global Holdings, Inc.	16,893	$ 845,832
Cabot Corp.	15,981	417,424
Chemours Co. (The)	46,208	409,865
Ingevity Corp.(1)	11,831	416,451
Minerals Technologies, Inc.	9,911	359,373
NewMarket Corp.	2,087	799,050
Olin Corp.	44,784	522,629
PolyOne Corp.	25,398	481,800
RPM International, Inc.	36,372	2,164,134
Scotts Miracle-Gro Co. (The), Class A	11,137	1,140,429
Sensient Technologies Corp.	11,962	520,467
Valvoline, Inc.	53,192	696,283
		$8,773,737
Commercial Services & Supplies — 1.8%
Brink's Co. (The)	14,132	$735,571
Clean Harbors, Inc.(1)	14,526	745,765
Deluxe Corp.	11,809	306,207
Healthcare Services Group, Inc.	20,948	500,867
Herman Miller, Inc.	16,692	370,562
HNI Corp.	12,119	305,278
KAR Auction Services, Inc.	36,118	433,416
MSA Safety, Inc.	10,068	1,018,881
Stericycle, Inc.(1)	25,765	1,251,664
Tetra Tech, Inc.	15,447	1,090,867
		$6,759,078
Communications Equipment — 1.3%
Ciena Corp.(1)	43,389	$1,727,316
InterDigital, Inc.	8,798	392,655
Lumentum Holdings, Inc.(1)	21,736	1,601,943
NetScout Systems, Inc.(1)	18,869	446,629
ViaSat, Inc.(1)	16,286	584,993
		$4,753,536
Construction & Engineering — 1.1%
AECOM(1)	44,059	$1,315,161
Dycom Industries, Inc.(1)	8,902	228,336
EMCOR Group, Inc.	15,867	972,965
Fluor Corp.	39,551	273,297
MasTec, Inc.(1)	17,040	557,719
Security	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	6,115	$ 648,068
		$ 3,995,546
Construction Materials — 0.2%
Eagle Materials, Inc.	11,677	$ 682,170
		$ 682,170
Consumer Finance — 0.7%
FirstCash, Inc.	12,148	$ 871,498
LendingTree, Inc.(1)	2,197	402,908
Navient Corp.	47,556	360,474
SLM Corp.	118,409	851,361
		$2,486,241
Containers & Packaging — 1.2%
AptarGroup, Inc.	17,930	$1,784,752
Greif, Inc., Class A	7,422	230,750
O-I Glass, Inc.	43,651	310,359
Silgan Holdings, Inc.	21,997	638,353
Sonoco Products Co.	28,287	1,311,102
		$4,275,316
Distributors — 0.6%
Pool Corp.	11,284	$2,220,353
		$2,220,353
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(1)	15,524	$415,888
Graham Holdings Co., Class B	1,230	419,639
Grand Canyon Education, Inc.(1)	13,526	1,031,831
Service Corp. International	51,545	2,015,925
WW International, Inc.(1)	13,130	222,028
		$4,105,311
Diversified Financial Services — 0.3%
Jefferies Financial Group, Inc.	66,740	$912,336
		$912,336
Electric Utilities — 1.7%
ALLETE, Inc.	14,601	$885,989
Hawaiian Electric Industries, Inc.	30,801	1,325,983
IDACORP, Inc.	14,245	1,250,568
OGE Energy Corp.	56,145	1,725,336
PNM Resources, Inc.	22,514	855,532
		$6,043,408

Calvert
VP S&P Midcap 400 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment — 1.8%
Acuity Brands, Inc.	11,113	$ 951,940
EnerSys	12,008	594,636
Generac Holdings, Inc.(1)	17,600	1,639,792
Hubbell, Inc.	15,254	1,750,244
nVent Electric PLC	43,976	741,875
Regal Beloit Corp.	11,483	722,855
		$ 6,401,342
Electronic Equipment, Instruments & Components — 3.7%
Arrow Electronics, Inc.(1)	22,845	$1,184,970
Avnet, Inc.	28,318	710,782
Belden, Inc.	10,920	393,994
Cognex Corp.	47,933	2,023,731
Coherent, Inc.(1)	6,779	721,353
II-VI, Inc.(1)(2)	24,495	698,107
Jabil, Inc.	38,963	957,711
Littelfuse, Inc.	6,832	911,525
National Instruments Corp.	33,083	1,094,386
SYNNEX Corp.	11,549	844,232
Tech Data Corp.(1)	9,935	1,299,995
Trimble, Inc.(1)	69,877	2,224,185
Vishay Intertechnology, Inc.	37,408	539,049
		$13,604,020
Energy Equipment & Services — 0.2%
Apergy Corp.(1)	21,894	$125,890
Core Laboratories NV	12,539	129,653
Patterson-UTI Energy, Inc.	54,565	128,228
Transocean Ltd.(1)	162,611	188,629
		$572,400
Entertainment — 0.2%
Cinemark Holdings, Inc.	30,133	$307,055
World Wrestling Entertainment, Inc., Class A(2)	13,448	456,291
		$763,346
Equity Real Estate Investment Trusts (REITs) — 9.4%
American Campus Communities, Inc.	38,837	$1,077,727
Brixmor Property Group Inc.	84,187	799,777
Camden Property Trust	27,159	2,152,079
CoreCivic, Inc.	33,663	376,016
CoreSite Realty Corp.	10,570	1,225,063
Corporate Office Properties Trust	31,643	700,260
Cousins Properties, Inc.	41,483	1,214,207
CyrusOne, Inc.	31,750	1,960,562
Diversified Healthcare Trust	67,197	243,925
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett, Inc.	46,563	$ 1,420,637
EastGroup Properties, Inc.	10,810	1,129,429
EPR Properties	21,969	532,089
First Industrial Realty Trust, Inc.	35,752	1,188,039
GEO Group, Inc. (The)	34,272	416,748
Healthcare Realty Trust, Inc.	37,510	1,047,654
Highwoods Properties, Inc.	29,318	1,038,444
JBG SMITH Properties	33,362	1,061,912
Kilroy Realty Corp.	27,355	1,742,513
Lamar Advertising Co., Class A	24,124	1,237,079
Life Storage, Inc.	13,186	1,246,736
Macerich Co. (The)	30,905	173,995
Mack-Cali Realty Corp.	25,595	389,812
Medical Properties Trust, Inc.	145,130	2,509,298
National Retail Properties, Inc.	48,141	1,549,659
Omega Healthcare Investors, Inc.	61,209	1,624,487
Park Hotels & Resorts Inc.	67,143	531,101
Pebblebrook Hotel Trust	36,924	402,102
PotlatchDeltic Corp.	18,991	596,127
PS Business Parks, Inc.	5,660	767,043
Rayonier, Inc.	36,640	862,872
Sabra Health Care REIT, Inc.	57,529	628,217
Service Properties Trust	46,482	251,003
Spirit Realty Capital, Inc.	28,152	736,175
Taubman Centers, Inc.	17,301	724,566
Urban Edge Properties	32,537	286,651
Weingarten Realty Investors	34,187	493,318
		$34,337,322
Food & Staples Retailing — 0.8%
BJ's Wholesale Club Holdings, Inc.(1)(2)	34,461	$877,722
Casey's General Stores, Inc.	10,393	1,376,968
Sprouts Farmers Market, Inc.(1)	33,385	620,627
		$2,875,317
Food Products — 2.2%
Darling Ingredients, Inc.(1)	46,100	$883,737
Flowers Foods, Inc.	54,424	1,116,780
Hain Celestial Group, Inc. (The)(1)(2)	22,682	589,052
Ingredion, Inc.	18,861	1,424,006
Lancaster Colony Corp.	5,595	809,261
Pilgrim's Pride Corp.(1)	14,804	268,248
Post Holdings, Inc.(1)	18,642	1,546,727
Sanderson Farms, Inc.	5,573	687,262
Tootsie Roll Industries, Inc.	4,911	176,601

Calvert
VP S&P Midcap 400 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
TreeHouse Foods, Inc.(1)	15,885	$ 701,323
		$ 8,202,997
Gas Utilities — 1.9%
National Fuel Gas Co.(2)	24,397	$ 909,764
New Jersey Resources Corp.	26,763	909,139
ONE Gas, Inc.	14,906	1,246,440
Southwest Gas Holdings, Inc.	15,355	1,068,094
Spire, Inc.	14,361	1,069,607
UGI Corp.	58,623	1,563,476
		$6,766,520
Health Care Equipment & Supplies — 4.2%
Avanos Medical, Inc.(1)	13,758	$370,503
Cantel Medical Corp.(2)	10,388	372,929
Globus Medical, Inc., Class A(1)	21,664	921,370
Haemonetics Corp.(1)	14,215	1,416,667
Hill-Rom Holdings, Inc.	18,725	1,883,735
ICU Medical, Inc.(1)	5,434	1,096,418
Integra LifeSciences Holdings Corp.(1)	20,066	896,348
LivaNova PLC(1)	13,678	618,930
Masimo Corp.(1)	13,760	2,437,171
NuVasive, Inc.(1)	14,711	745,259
Penumbra, Inc.(1)	9,051	1,460,198
West Pharmaceutical Services, Inc.	20,845	3,173,651
		$15,393,179
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(1)	25,022	$459,154
Amedisys, Inc.(1)	9,098	1,669,847
Chemed Corp.	4,500	1,949,400
Encompass Health Corp.	27,655	1,770,749
HealthEquity, Inc.(1)	19,961	1,009,827
Mednax, Inc.(1)	23,803	277,067
Molina Healthcare, Inc.(1)	17,586	2,456,940
Patterson Cos., Inc.	24,269	371,073
Tenet Healthcare Corp.(1)	29,250	421,200
		$10,385,257
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	45,540	$320,602
		$320,602
Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp.	22,618	$326,152
Brinker International, Inc.(2)	10,599	127,294
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp.(1)	157,089	$ 1,061,922
Cheesecake Factory, Inc. (The)	11,606	198,230
Choice Hotels International, Inc.	9,000	551,250
Churchill Downs, Inc.	9,943	1,023,632
Cracker Barrel Old Country Store, Inc.(2)	6,796	565,563
Domino's Pizza, Inc.	10,884	3,527,178
Dunkin' Brands Group, Inc.	23,380	1,241,478
Eldorado Resorts, Inc.(1)	18,464	265,882
Jack in the Box, Inc.	6,684	234,274
Marriott Vacations Worldwide Corp.	10,495	583,312
Papa John's International, Inc.	6,199	330,841
Penn National Gaming, Inc.(1)	30,671	387,988
Scientific Games Corp., Class A(1)	15,275	148,167
Six Flags Entertainment Corp.	22,182	278,162
Texas Roadhouse, Inc.	18,485	763,430
Wendy's Co. (The)	52,144	775,903
Wyndham Destinations, Inc.	25,440	552,048
Wyndham Hotels & Resorts, Inc.	26,692	841,065
		$13,783,771
Household Durables — 0.9%
Helen of Troy, Ltd.(1)	7,097	$1,022,181
KB Home	24,178	437,622
Taylor Morrison Home Corp.(1)	37,000	407,000
Tempur Sealy International, Inc.(1)	12,744	557,040
Toll Brothers, Inc.	33,977	654,057
TRI Pointe Group, Inc.(1)	39,053	342,495
		$3,420,395
Household Products — 0.2%
Energizer Holdings, Inc.	18,112	$547,888
		$547,888
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	15,896	$1,991,451
		$1,991,451
Insurance — 5.2%
Alleghany Corp.	4,037	$2,229,837
American Financial Group, Inc.	21,108	1,479,249
Brighthouse Financial, Inc.(1)	30,646	740,714
Brown & Brown, Inc.	65,589	2,375,634
CNO Financial Group, Inc.	42,391	525,224
First American Financial Corp.	31,685	1,343,761
Genworth Financial, Inc., Class A(1)	142,263	472,313
Hanover Insurance Group, Inc. (The)	11,049	1,000,818

Calvert
VP S&P Midcap 400 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Kemper Corp.	17,700	$ 1,316,349
Mercury General Corp.	7,667	312,200
Old Republic International Corp.	80,558	1,228,509
Primerica, Inc.	11,601	1,026,456
Reinsurance Group of America, Inc.	17,561	1,477,583
RenaissanceRe Holdings, Ltd.	12,386	1,849,478
RLI Corp.	11,230	987,454
Selective Insurance Group, Inc.	16,787	834,314
		$19,199,893
Interactive Media & Services — 0.2%
TripAdvisor, Inc.	29,470	$512,483
Yelp, Inc.(1)	18,269	329,390
		$841,873
Internet & Direct Marketing Retail — 0.6%
Etsy, Inc.(1)	33,234	$1,277,515
GrubHub, Inc.(1)	25,821	1,051,689
		$2,329,204
IT Services — 2.0%
CACI International, Inc., Class A(1)	7,033	$1,485,018
KBR, Inc.	40,011	827,428
LiveRamp Holdings, Inc.(1)	19,119	629,397
MAXIMUS, Inc.	18,036	1,049,695
Perspecta, Inc.	38,993	711,232
Sabre Corp.	77,355	458,715
Science Applications International Corp.	13,863	1,034,596
WEX, Inc.(1)	12,142	1,269,446
		$7,465,527
Leisure Products — 0.7%
Brunswick Corp.	22,880	$809,266
Mattel, Inc.(1)	97,666	860,437
Polaris, Inc.	16,240	781,956
		$2,451,659
Life Sciences Tools & Services — 2.6%
Bio-Rad Laboratories, Inc., Class A(1)	6,077	$2,130,353
Bio-Techne Corp.	10,759	2,040,122
Charles River Laboratories International, Inc.(1)	13,795	1,741,067
PRA Health Sciences, Inc.(1)	17,749	1,473,877
Repligen Corp.(1)	13,114	1,266,025
Syneos Health, Inc.(1)	17,550	691,821
		$9,343,265
Security	Shares	Value
Machinery — 4.3%
AGCO Corp.	17,581	$ 830,702
Colfax Corp.(1)	23,614	467,557
Crane Co.	14,403	708,340
Donaldson Co., Inc.	35,498	1,371,288
Graco, Inc.	46,778	2,279,492
ITT, Inc.	24,598	1,115,765
Kennametal, Inc.	23,308	433,995
Lincoln Electric Holdings, Inc.	17,151	1,183,419
Nordson Corp.	14,351	1,938,390
Oshkosh Corp.	19,088	1,227,931
Terex Corp.	18,128	260,318
Timken Co. (The)	19,014	614,913
Toro Co. (The)	29,899	1,946,126
Trinity Industries, Inc.(2)	27,528	442,375
Woodward, Inc.	15,908	945,571
		$15,766,182
Marine — 0.2%
Kirby Corp.(1)	16,938	$736,295
		$736,295
Media — 1.4%
AMC Networks, Inc., Class A(1)	12,482	$303,437
Cable One, Inc.	1,419	2,332,850
John Wiley & Sons, Inc., Class A	12,446	466,601
Meredith Corp.	11,326	138,404
New York Times Co. (The), Class A	40,626	1,247,624
TEGNA, Inc.	61,238	665,045
		$5,153,961
Metals & Mining — 1.8%
Allegheny Technologies, Inc.(1)	35,636	$302,906
Carpenter Technology Corp.	13,472	262,704
Commercial Metals Co.	33,331	526,296
Compass Minerals International, Inc.	9,577	368,427
Reliance Steel & Aluminum Co.	18,696	1,637,583
Royal Gold, Inc.	18,397	1,613,601
Steel Dynamics, Inc.	60,429	1,362,070
United States Steel Corp.(2)	48,261	304,527
Worthington Industries, Inc.	10,475	274,969
		$6,653,083
Multiline Retail — 0.2%
Dillard's, Inc., Class A(2)	2,887	$106,675
Ollie's Bargain Outlet Holdings, Inc.(1)	15,463	716,555
		$823,230

Calvert
VP S&P Midcap 400 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.9%
Black Hills Corp.	17,266	$ 1,105,542
MDU Resources Group, Inc.	56,264	1,209,676
NorthWestern Corp.	14,258	853,056
		$ 3,168,274
Oil, Gas & Consumable Fuels — 0.8%
Antero Midstream Corp.(2)	84,530	$ 177,513
Cimarex Energy Co.	28,650	482,180
CNX Resources Corp.(1)	53,015	282,040
EQT Corp.(2)	72,217	510,574
Equitrans Midstream Corp.(2)	57,668	290,070
Matador Resources Co.(1)	30,192	74,876
Murphy Oil Corp.(2)	41,895	256,816
PBF Energy, Inc., Class A	28,805	203,939
World Fuel Services Corp.	18,480	465,327
WPX Energy, Inc.(1)	116,887	356,505
		$3,099,840
Paper & Forest Products — 0.2%
Domtar Corp.	15,849	$342,972
Louisiana-Pacific Corp.	32,943	565,961
		$908,933
Personal Products — 0.2%
Edgewell Personal Care Co.(1)	15,309	$368,641
Nu Skin Enterprises, Inc., Class A	15,700	343,045
		$711,686
Pharmaceuticals — 1.0%
Catalent, Inc.(1)	43,574	$2,263,669
Nektar Therapeutics(1)	49,500	883,575
Prestige Consumer Healthcare, Inc.(1)	14,201	520,893
		$3,668,137
Professional Services — 1.0%
ASGN, Inc.(1)	14,952	$528,105
CoreLogic, Inc.	22,650	691,731
FTI Consulting, Inc.(1)	10,500	1,257,585
Insperity, Inc.	10,545	393,328
ManpowerGroup, Inc.	16,538	876,349
		$3,747,098
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.	14,454	$1,459,565
		$1,459,565
Security	Shares	Value
Road & Rail — 0.9%
Avis Budget Group, Inc.(1)	15,944	$ 221,621
Knight-Swift Transportation Holdings, Inc.	34,701	1,138,193
Landstar System, Inc.	11,201	1,073,728
Ryder System, Inc.	15,075	398,583
Werner Enterprises, Inc.	12,607	457,130
		$ 3,289,255
Semiconductors & Semiconductor Equipment — 4.6%
Cabot Microelectronics Corp.	8,200	$ 935,948
Cirrus Logic, Inc.(1)	16,211	1,063,928
Cree, Inc.(1)	30,237	1,072,204
Cypress Semiconductor Corp.	103,585	2,415,602
First Solar, Inc.(1)	21,449	773,451
MKS Instruments, Inc.	15,400	1,254,330
Monolithic Power Systems, Inc.	11,367	1,903,518
Semtech Corp.(1)	18,805	705,187
Silicon Laboratories, Inc.(1)	12,251	1,046,358
SolarEdge Technologies, Inc.(1)	13,682	1,120,282
Synaptics, Inc.(1)	9,302	538,307
Teradyne, Inc.	47,002	2,546,098
Universal Display Corp.	11,892	1,567,128
		$16,942,341
Software — 4.3%
ACI Worldwide, Inc.(1)	32,423	$783,015
Blackbaud, Inc.	13,899	772,089
CDK Global, Inc.	34,257	1,125,342
Ceridian HCM Holding, Inc.(1)	28,369	1,420,436
Commvault Systems, Inc.(1)	11,753	475,761
Fair Isaac Corp.(1)	8,123	2,499,366
j2 Global, Inc.	13,135	983,155
LogMeIn, Inc.	13,692	1,140,270
Manhattan Associates, Inc.(1)	17,923	892,924
PTC, Inc.(1)	29,300	1,793,453
Teradata Corp.(1)	31,554	646,542
Tyler Technologies, Inc.(1)	10,971	3,253,560
		$15,785,913
Specialty Retail — 1.7%
Aaron's, Inc.	18,835	$429,061
American Eagle Outfitters, Inc.	44,892	356,892
AutoNation, Inc.(1)	16,611	466,105
Bed Bath & Beyond, Inc.(2)	36,116	152,048
Dick's Sporting Goods, Inc.	17,837	379,215
Five Below, Inc.(1)	15,734	1,107,359
Foot Locker, Inc.	30,022	661,985

Calvert
VP S&P Midcap 400 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Murphy USA, Inc.(1)	8,110	$ 684,160
RH(1)	4,600	462,162
Sally Beauty Holdings, Inc.(1)(2)	32,627	263,626
Urban Outfitters, Inc.(1)	19,951	284,102
Williams-Sonoma, Inc.	21,768	925,575
		$ 6,172,290
Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(1)	36,011	$ 637,395
		$637,395
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.	12,382	$813,869
Columbia Sportswear Co.	8,144	568,207
Deckers Outdoor Corp.(1)	7,847	1,051,498
Skechers U.S.A., Inc., Class A(1)	37,805	897,491
		$3,331,065
Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	132,101	$1,240,428
Washington Federal, Inc.	21,974	570,445
		$1,810,873
Trading Companies & Distributors — 0.8%
GATX Corp.	9,845	$615,903
MSC Industrial Direct Co., Inc., Class A	12,722	699,328
NOW, Inc.(1)	31,682	163,479
Watsco, Inc.	9,218	1,456,721
		$2,935,431
Water Utilities — 0.7%
Essential Utilities, Inc.	60,539	$2,463,937
		$2,463,937
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	27,489	$460,716
		$460,716
Total Common Stocks (identified cost $398,915,792)		$360,954,241

Exchange-Traded Funds — 0.4%

Security	Shares	Value
SPDR S&P MidCap 400 ETF Trust(2)	5,000	$ 1,314,400
Total Exchange-Traded Funds (identified cost $1,605,650)		$ 1,314,400

Short-Term Investments — 0.8%

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(4)	1,968,524	$ 1,968,524
Total Securities Lending Collateral (identified cost $1,968,524)		$ 1,968,524

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 8/13/20(5)	$ 1,000	$ 999,645
Total U.S. Treasury Obligations (identified cost $994,435)		$ 999,645
Total Short-Term Investments (identified cost $2,962,959)		$ 2,968,169
Total Investments — 99.8% (identified cost $403,484,401)		$365,236,810
Other Assets, Less Liabilities — 0.2%		$ 778,802
Net Assets — 100.0%		$366,015,612

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $8,982,196 and the total market value of the collateral received by the Fund was $9,207,896, comprised of cash of $1,968,524 and U.S. government and/or agencies securities of $7,239,372.
(3)	Represents an investment in an affiliate effective March 31, 2020 due to the issuer's affiliation with the Fund's investment advisor.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP S&P Midcap 400 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	29	Long	6/19/20	$4,169,620	$96,795
					$96,795
During the fiscal year to date ended March 31, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2020, the value of the Fund’s investment in affiliated companies was $1,030,452, which represents 0.3% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended March 31, 2020 were as follows:
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares, end of period
Eaton Vance Corp.	$1,491,839	$ —	$ —	$ —	$(461,387)	$1,030,452	$11,982	$ —	31,952
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$360,954,241(1)	$—	$—	$360,954,241
Exchange-Traded Funds	1,314,400	—	—	1,314,400
Short-Term Investments —
U.S. Treasury Obligations	—	999,645	—	999,645
Securities Lending Collateral	1,968,524	—	—	1,968,524
Total Investments	$364,237,165	$999,645	$ —	$365,236,810
Futures Contracts	$96,795	$ —	$ —	$96,795
Total	$364,333,960	$999,645	$ —	$365,333,605

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.